Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details)	Dec. 31, 2024	Aug. 14, 2024
Expected dividends [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	0
Expected dividends [Member] | January and February 2023 Warrants [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input
Expected dividends [Member] | August 2024 [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input		0
Expected volatility [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	59.5
Expected volatility [Member] | January and February 2023 Warrants [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	60.83	60.83
Risk-free interest rate [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.4
Risk-free interest rate [Member] | January and February 2023 Warrants [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.54
Risk-free interest rate [Member] | August 2024 [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input		3.67
Expected term [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	5
Expected term [Member] | January and February 2023 Warrants [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	5
Expected term [Member] | August 2024 [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input		5
Measurement Input, Share Price [Member] | January and February 2023 Warrants [Member]
Common Stock Warrants - Schedule of Fair Value of Common Stock Warrants (Details) [Line Items]
Warrants and Rights Outstanding, Measurement Input	208.5